Accrued Expenses and Other Payables (Accrued expenses and other payables) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Other payables	¥ 5,072	$ 738	¥ 5,268
Accrued Liabilities and Other Liabilities, Total	¥ 5,072	$ 738	¥ 5,268